Income Taxes	9 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income Taxes
(7)
Income Taxes

The Company’s effective income tax rates were 2.2% for both the three months ended September 30, 2023 and 2022, respectively, and 2.3% and 2.2% for the nine months ended September 30, 2023 and 2022, respectively. The Company has computed its provision for income taxes based on the estimated annual effective income tax rate and is affected by recurring items, such as tax rates in foreign jurisdictions and the relative amounts of income the Company earns in those jurisdictions. It is also affected by the changes in discrete items that may occur in any given period.